PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011

Cost:

Computers and peripheral equipment	$1,718	$1,857
Office furniture and equipment	943	1,031
Leasehold improvements	146	146

	2,807	3,034
Accumulated depreciation:

Computers and peripheral equipment	1,545	1,653
Office furniture and equipment	713	783
Leasehold improvement	101	113

	2,359	2,549

Depreciated cost	$448	$485

NOTE 5:-	PROPERTY AND EQUIPMENT (Cont.)

Depreciation expenses amounted to $ 303, $ 215 and $ 207 for the years ended December 31, 2009, 2010 and 2011, respectively.

During 2009, the Company recorded a loss from disposal of office equipment in the amount of $ 39, which ceased to be used.

As to charges, see Note  10b.